MASSMUTUAL SELECT FUNDS

Supplement dated May 12, 2015 to the

Prospectus dated April 1, 2015

This supplement provides new and additional information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.

Effective immediately, the following information under the heading Annual Fund Operating Expenses found on page 48 in the section titled Fees and Expenses of the Fund relating to the Blue Chip Growth Fund is hereby replaced by the following information:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class I	Class R5	Service Class	Adminis- trative Class	Class A	Class R4	Class R3
Management Fees	.63%	.63%	.63%	.63%	.63%	.63%	.63%
Distribution and Service (Rule 12b-1) Fees	None	None	None	None	.25%	.25%	.50%
Other Expenses(1)	.04%	.14%	.24%	.34%	.34%	.24%	.24%
Total Annual Fund Operating Expenses	.67%	.77%	.87%	.97%	1.22%	1.12%	1.37%

(1)	Other Expenses have been restated to reflect current fees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$68	$214	$373	$835
Class R5	$79	$246	$428	$954
Service Class	$89	$278	$482	$1,073
Administrative Class	$99	$309	$536	$1,190
Class A	$692	$940	$1,207	$1,967
Class R4	$114	$356	$617	$1,363
Class R3	$139	$434	$750	$1,646

Effective immediately, the following information replaces similar information relating to the Blue Chip Growth Fund found under the heading Subadvisers and Portfolio Managers on page 132 in the section titled Management of the Funds:

T. Rowe Price Associates, Inc. (“T. Rowe Price”), located at 100 East Pratt Street, Baltimore, Maryland 21202, manages a portion of the portfolio of the Blue Chip Growth Fund, Mid Cap Growth Equity II Fund, and Small Company Value Fund. T. Rowe Price, a wholly-owned subsidiary of T. Rowe Price Group, Inc., a publicly-traded financial services holding company, has been managing assets since 1937. As of December 31, 2014, T. Rowe Price and its affiliates had approximately $746.8 billion in assets under management.

Larry J. Puglia, CFA, CPA

is the portfolio manager of a portion of the Blue Chip Growth Fund. Mr. Puglia, investment advisory committee chairman of the T. Rowe Price Blue Chip Growth Fund, has day-to-day responsibility for managing the portfolio and works with the committee in developing and executing the portfolio’s investment program. He is a Vice President of T. Rowe Price. Mr. Puglia joined T. Rowe Price in 1990.

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B3001M-15-01

MASSMUTUAL SELECT FUNDS

Supplement dated May 12, 2015 to the

Prospectus dated April 1, 2015, Revised as of April 2, 2015

This supplement provides new and additional information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.

Effective immediately, the following information under the heading Annual Fund Operating Expenses found on page 113 in the section titled Fees and Expenses of the Fund relating to the MassMutual RetireSMARTSM 2055 Fund is hereby replaced by the following information:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class I		Class R5		Service Class		Adminis- trative Class		Class A		Class R4		Class R3
Management Fees(1)	.00%		.00%		.00%		.00%		.00%		.00%		.00%
Distribution and Service (Rule 12b-1) Fees	None		None		None		None		.25%		.25%		.50%
Other Expenses	8.12%		8.22%		8.32%		8.42%		8.42%		8.32%		8.32%
Acquired Fund Fees and Expenses	.67%		.67%		.67%		.67%		.67%		.67%		.67%
Total Annual Fund Operating Expenses	8.79%		8.89%		8.99%		9.09%		9.34%		9.24%		9.49%
Expense Reimbursement	(8.12%	)	(8.12%	)	(8.12%	)	(8.12%	)	(8.12%	)	(8.12%	)	(8.12%	)
Total Annual Fund Operating Expenses after Expense Reimbursement(2)	.67%		.77%		.87%		.97%		1.22%		1.12%		1.37%

(1)	Management Fees have been restated to reflect current fees.

(2)

The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses) through March 31, 2016, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .00%, .10%, .20%, .30%, .55%, .45%, and .70% for Classes I, R5, Service, Administrative, A, R4, and R3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

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B3001M(RS)-15-01

MASSMUTUAL SELECT FUNDS

MassMutual Select Blue Chip Growth Fund

Supplement dated May 12, 2015 to the

Summary Prospectus dated April 1, 2015

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

Effective immediately, the following information under the heading Annual Fund Operating Expenses in the section titled Fees and Expenses of the Fund is hereby replaced by the following information:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class I	Class R5	Service Class	Adminis- trative Class	Class A	Class R4	Class R3
Management Fees	.63%	.63%	.63%	.63%	.63%	.63%	.63%
Distribution and Service (Rule 12b-1) Fees	None	None	None	None	.25%	.25%	.50%
Other Expenses(1)	.04%	.14%	.24%	.34%	.34%	.24%	.24%
Total Annual Fund Operating Expenses	.67%	.77%	.87%	.97%	1.22%	1.12%	1.37%

(1)	Other Expenses have been restated to reflect current fees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$68	$214	$373	$835
Class R5	$79	$246	$428	$954
Service Class	$89	$278	$482	$1,073
Administrative Class	$99	$309	$536	$1,190
Class A	$692	$940	$1,207	$1,967
Class R4	$114	$356	$617	$1,363
Class R3	$139	$434	$750	$1,646

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

BCG 15-01

MASSMUTUAL SELECT FUNDS

MassMutual RetireSMARTSM 2055 Fund

Supplement dated May 12, 2015 to the

Summary Prospectus dated April 1, 2015, Revised as of April 2, 2015

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

Effective immediately, the following information under the heading Annual Fund Operating Expenses in the section titled Fees and Expenses of the Fund is hereby replaced by the following information:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class I		Class R5		Service Class		Adminis- trative Class		Class A		Class R4		Class R3
Management Fees(1)	.00%		.00%		.00%		.00%		.00%		.00%		.00%
Distribution and Service (Rule 12b-1) Fees	None		None		None		None		.25%		.25%		.50%
Other Expenses	8.12%		8.22%		8.32%		8.42%		8.42%		8.32%		8.32%
Acquired Fund Fees and Expenses	.67%		.67%		.67%		.67%		.67%		.67%		.67%
Total Annual Fund Operating Expenses	8.79%		8.89%		8.99%		9.09%		9.34%		9.24%		9.49%
Expense Reimbursement	(8.12%	)	(8.12%	)	(8.12%	)	(8.12%	)	(8.12%	)	(8.12%	)	(8.12%	)
Total Annual Fund Operating Expenses after Expense Reimbursement(2)	.67%		.77%		.87%		.97%		1.22%		1.12%		1.37%

(1)	Management Fees have been restated to reflect current fees.

(2)

The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses) through March 31, 2016, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .00%, .10%, .20%, .30%, .55%, .45%, and .70% for Classes I, R5, Service, Administrative, A, R4, and R3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

RS 2055-15-01

MASSMUTUAL SELECT FUNDS

Supplement dated May 12, 2015 to the

Statement of Additional Information dated April 1, 2015

This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”). It should be retained and read in conjunction with the SAI.

Effective immediately, the following information replaces similar information for Nabil N. El-Hage found on page B-52 in the section titled Management of the Trust:

Nabil N. El-Hage	Trustee of the Trust
100 Bright Meadow Blvd.
Enfield, CT 06082
Age: 56
Trustee since 2012
Trustee of 89 portfolios in fund complex

Chairman (since 2011), Academy of Executive Education, LLC; Consultant (2010-2011); Senior Associate Dean for External Relations (2009-2010), Thomas Henry Carroll Ford Foundation Adjunct Professor of Business Administration (2009-2010), Professor of Management Practice (2005-2009), Harvard Business School; Director (2011-2015), Argo Group International Holdings, Ltd.; Director (2007-2010), Virtual Radiologic Corporation; Trustee (since 2003), Chairman (2006-2012), MassMutual Premier Funds (open-end investment company); Trustee (since 2005), Chairman (2006-2012), MML Series Investment Fund II (open-end investment company); Trustee (since 2012), MML Series Investment Fund (open-end investment company).

Effective immediately, the following information replaces the information for J.P. Morgan Investment Management, Inc. found on pages B-177 – B-179 in the section titled Appendix B—Proxy Voting Policies:

J.P. MORGAN INVESTMENT MANAGEMENT, INC.

Proxy Voting Guidelines. The Board of Trustees has delegated to JPMIM and its affiliated advisers, proxy voting authority with respect to the fund’s portfolio securities. To ensure that the proxies of portfolio companies are voted in the best interests of the fund, the fund’s Board of Trustees has adopted JPMIM’s detailed proxy voting procedures (the “Procedures”) that incorporate guidelines (“Guidelines”) for voting proxies on specific types of issues.

JPMIM and its affiliated advisers are part of a global asset management organization with the capability to invest in securities of issuers located around the globe. Because the regulatory framework and the business cultures and practices vary from region to region, the Guidelines are customized for each region to take into account such variations. Separate Guidelines cover the regions of (1) North America, (2) Europe, Middle East, Africa, Central America and South America, (3) Asia (ex-Japan) and (4) Japan, respectively.

Notwithstanding the variations among the Guidelines, all of the Guidelines have been designed with the uniform objective of encouraging corporate action that enhances shareholder value. As a general rule, in voting proxies of a particular security, JPMIM and its affiliated advisers will apply the Guidelines of the region in which the issuer of such security is organized. Except as noted below, proxy voting decisions will be made in accordance with the Guidelines covering a multitude of both routine and non-routine matters that JPMIM and its affiliated adviser have encountered globally, based on many years of collective investment management experience.

To oversee and monitor the proxy-voting process, JPMIM has established a proxy committee and appointed a proxy administrator in each global location where proxies are voted. The primary function of each proxy committee is to review periodically general proxy-voting matters, review and approve the Guidelines annually, and provide advice and recommendations on general proxy-voting matters as well as on specific voting issues.

The procedures permit an independent voting service, to perform certain services otherwise carried out or coordinated by the proxy administrator.

Although for many matters the Guidelines specify the votes to be cast, for many others, the Guidelines contemplate case-by-case determinations. In addition, there will undoubtedly be proxy matters that are not contemplated by the Guidelines. For both of these categories of matters and to override the Guidelines, the Procedures require a certification and review process to be completed before the vote is cast. That process is designed to identify actual or potential material conflicts of interest (between the fund on the one hand, and JPMIM and its affiliates on the other hand) and ensure that the proxy vote is cast in the best interests of the fund. A conflict is deemed to exist when the proxy is for JPMorgan Chase & Co. stock or for J.P. Morgan Funds, or when the proxy administrator has actual knowledge indicating that a JPMorgan affiliate is an investment banker or rendered a fairness opinion with respect to the matter that is the subject of the proxy vote. When such conflicts are identified, the proxy will be voted by an independent third party either in accordance with JPMorgan proxy voting guidelines or by the third party using its own guidelines.

When other types of potential material conflicts of interest are identified, the proxy administrator and, as necessary, JPMorgan Asset Management’s Chief Fiduciary Officer will evaluate the potential conflict of interest and determine whether such conflict actually exists, and if so, will recommend how JPMIM will vote the proxy. In addressing any material conflict, JPMIM may take one or more of the following measures (or other appropriate action): removing or “walling off” from the proxy voting process certain JPMIM personnel with knowledge of the conflict, voting in accordance with any applicable Guideline if the application of the Guideline would objectively result in the casting of a proxy vote in a predetermined manner, or deferring the vote to or obtaining a recommendation from a third independent party, in which case the proxy will be voted by, or in accordance with the recommendation of, the independent third party.

The following summarizes some of the more noteworthy types of proxy voting policies of the non-U.S. Guidelines:

•

Corporate governance procedures differ among the countries. Because of time constraints and local customs, it is not always possible for JPMIM to receive and review all proxy materials in connection with each item submitted for a vote. Many proxy statements are in foreign languages. Proxy materials are generally mailed by the issuer to the sub-custodian which holds the securities for the client in the country where the portfolio company is organized, and there may not be sufficient time for such materials to be transmitted to JPMIM in time for a vote to be cast. In some countries, proxy statements are not mailed at all, and in some locations, the deadline for voting is two to four days after the initial announcement that a vote is to be solicited and it may not always be possible to obtain sufficient information to make an informed decision in good time to vote.

•

Certain markets require that shares being tendered for voting purposes are temporarily immobilized from trading until after the shareholder meeting has taken place. Elsewhere, notably emerging markets, it may not always be possible to obtain sufficient information to make an informed decision in good time to vote. Some markets require a local representative to be hired in order to attend the meeting and vote in person on our behalf, which can result in considerable cost. JPMIM also considers the cost of voting in light of the expected benefit of the vote. In certain instances, it may sometimes be in the Fund’s best interests to intentionally refrain from voting in certain overseas markets from time to time.

•

Where proxy issues concern corporate governance, takeover defense measures, compensation plans, capital structure changes and so forth, JPMIM pays particular attention to management’s arguments for promoting the prospective change JPMIM’s sole criterion in determining its voting stance is whether such changes will be to the economic benefit of the beneficial owners of the shares.

•

JPMIM is in favor of a unitary board structure of the type found in the United Kingdom as opposed to tiered board structures. Thus, JPMIM will generally vote to encourage the gradual phasing out of tiered board structures, in favor of unitary boards. However, since tiered boards are still very prevalent in markets outside of the United Kingdom, local market practice will always be taken into account.

•	JPMIM will use its voting powers to encourage appropriate levels of board independence, taking into account local market practice.

•	JPMIM will usually vote against discharging the board from responsibility in cases of pending litigation, or if there is evidence of wrongdoing for which the board must be held accountable.

•

JPMIM will vote in favor of increases in capital which enhance a company’s long-term prospects. JPMIM will also vote in favor of the partial suspension of preemptive rights if they are for purely technical reasons (e.g., rights offers which may not be legally offered to shareholders in certain jurisdictions). However, JPMIM will vote against increases in capital which would allow the company to adopt “poison pill” takeover defense tactics, or where the increase in authorized capital would dilute shareholder value in the long term.

•

JPMIM will vote in favor of proposals which will enhance a company’s long-term prospects. JPMIM will vote against an increase in bank borrowing powers which would result in the company reaching an unacceptable level of financial leverage, where such borrowing is expressly intended as part of a takeover defense, or where there is a material reduction in shareholder value.

•	JPMIM will generally vote against anti-takeover devices.

•	Where social or environmental issues are the subject of a proxy vote, JPMIM will consider the issue on a case-by-case basis, keeping in mind at all times the best economic interests of its clients.

The following summarizes some of the more noteworthy types of proxy voting policies of the U.S. Guidelines:

•

JPMIM considers votes on director nominees on a case-by-case basis. Votes generally will be withheld from directors who: (a) attend less than 75% of board and committee meetings without a valid excuse; (b) implement or renew a dead-hand poison pill; (c) are affiliated directors who serve on audit, compensation or nominating committees or are affiliated directors and the full board serves on such committees or the company does not have such committees; (d) ignore a shareholder proposal that is approved by a majority of either the shares outstanding or the votes cast based on a review over a consecutive two year time frame; (e) unilaterally adopt a litigation fee-shifting by-law without shareholder approval; (f) are insiders and affiliated outsiders on boards that are not at least majority independent; or (g) are CEOs of publically-traded companies who serve on more than three public boards or serve on more than four public company boards. In addition, votes are generally withheld for directors who serve on committees in certain cases. For example, the Adviser generally withholds votes from audit committee members in circumstances in which there is evidence that there exists material weaknesses in the company’s internal controls.

•

JPMIM considers vote proposals with respect to compensation plans on a case-by-case basis. The analysis of compensation plans focuses primarily on the transfer of shareholder wealth (the dollar cost of pay plans to shareholders) and includes an analysis of the structure of the plan and pay practices of other companies in the relevant industry and peer companies. Other matters included in the analysis are the amount of the company’s outstanding stock to be reserved for the award of stock options, whether the exercise price of an option is less than the stock’s fair market value at the date of the grant of the options, and whether the plan provides for the exchange of outstanding options for new ones at lower exercise prices.

•

JPMIM votes proposals to classify boards on a case-by-case basis, but normally will vote in favor of such proposal if the issuer’s governing documents contain each of eight enumerated safeguards (for example, a majority of the board is composed of independent directors and the nominating committee is composed solely of such directors).

•	JPMIM also considers management poison pill proposals on a case-by-case basis, looking for shareholder-friendly provisions before voting in favor.

•	JPMIM votes against proposals for a super-majority vote to approve a merger.

•

JPMIM considers proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan on a case-by-case basis, taking into account such factors as the extent of dilution and whether the transaction will result in a change in control.

•

JPMIM also considers on a case-by-case basis proposals to change an issuer’s state of incorporation, mergers and acquisitions and other corporate restructuring proposals and certain social issue proposals.

•

JPMIM generally votes for management proposals which seek shareholder approval to make the state of incorporation the exclusive forum for disputes if the company is a Delaware corporation; otherwise, JPMIM votes on a case by case basis.

•

JPMIM generally supports management disclosure practices for environmental issues except for those companies that have been involved in significant controversies, fines or litigation related to environmental issues.

•	JPMIM reviews Say on Pay proposals on a case by case basis with additional review of proposals where the issuer’s previous year’s proposal received a low level of support.

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SAI B3001M-15-01

MASSMUTUAL SELECT FUNDS

Supplement dated May 12, 2015 to the

Statement of Additional Information dated April 1, 2015

This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”). It should be retained and read in conjunction with the SAI.

Effective immediately, the following information replaces similar information for Nabil N. El-Hage found on page B-47 in the section titled Management of the Trust:

Nabil N. El-Hage	Trustee of the Trust
100 Bright Meadow Blvd.
Enfield, CT 06082
Age: 56
Trustee since 2012
Trustee of 89 portfolios in fund complex

Chairman (since 2011), Academy of Executive Education, LLC; Consultant (2010-2011); Senior Associate Dean for External Relations (2009-2010), Thomas Henry Carroll Ford Foundation Adjunct Professor of Business Administration (2009-2010), Professor of Management Practice (2005-2009), Harvard Business School; Director (2011-2015), Argo Group International Holdings, Ltd.; Director (2007-2010), Virtual Radiologic Corporation; Trustee (since 2003), Chairman (2006-2012), MassMutual Premier Funds (open-end investment company); Trustee (since 2005), Chairman (2006-2012), MML Series Investment Fund II (open-end investment company); Trustee (since 2012), MML Series Investment Fund (open-end investment company).

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SAI B3001M(RS)-15-01